Shareholder Report, Holdings (Details) - C000202340	Jun. 30, 2024
BBB/Baa
Holdings [Line Items]
Percent of Total Investments	3.70%
BB/Ba
Holdings [Line Items]
Percent of Total Investments	40.80%
B
Holdings [Line Items]
Percent of Total Investments	44.80%
CCC/Caa
Holdings [Line Items]
Percent of Total Investments	7.90%
CC/Ca
Holdings [Line Items]
Percent of Total Investments	0.00%
NR
Holdings [Line Items]
Percent of Total Investments	2.80%